Commitments and Contingencies - Bahrain LNG Joint Venture - Additional Information (Details) $ in Millions		12 Months Ended
	Dec. 02, 2015	Dec. 31, 2017 USD ($) vessel ft³
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%	30.00%
Bahrain LNG Joint Venture | Modified Vessel
Schedule of Equity Method Investments [Line Items]
Number of floating storage units | vessel		1
Bahrain LNG Joint Venture | LNG Receiving and Regasification Terminal
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³		800,000,000
Operating lease arrangement period, lessor	20 years	20 years
Cost of construction		$ 960.0
Secured financing		$ 134.0